Consolidated Statements of Cash Flows		12 Months Ended
	Oct. 11, 2022 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 HKD ($)
Successor
Operating activities
Net loss		$ (5,487,765)	$ (706,339)	$ (6,830,973)	$ (6,830,973)
Adjustments to reconcile net loss to net cash operating activities:
Depreciation		15,279	1,967	9,904
Amortization of intangible assets		511,682	65,859	511,681
Amortization of right-of-use asset – finance lease		76,946	9,904	248,620
Amortization of right-of-use asset – operating lease		117,539	15,129
Goodwill impairment		539	69
Interest for finance lease		9,226	1,187
Non cash lease expense
Loss on disposal on property and equipment				16,923
(Reversed) allowance for doubtful account		(100,000)	(12,871)	(100,000)
Changes in operating assets and liabilities:
Accounts receivable		(926,845)	(119,296)	(110,327)
Prepayment and deposit		(111,458)	(14,346)
Accrued expenses and other liabilities		(10,862,876)	(1,398,180)	11,456,057
Advance from customers		(183,850)	(23,664)	517,433
Lease liability		(68,867)	(8,864)
Contract liabilities		(4,079,996)	(525,143)	(1,406,279)
Income taxes payable		(73,378)	(9,445)	233,259
Deferred cost of revenue		1,564,783	201,406	(249,399)
Cash (used in) provided by operating activities		(19,599,041)	(2,522,627)	4,296,899
Investing activities
Purchase of property and equipment		(34,296)	(4,414)	(48,432)
Repayment from a related party
Payment to acquire right of use assets-operating lease		(48,672)	(6,265)
Net cash used to acquire subsidiaries in business combinations				(10,000,000)
Cash (used in) provided by investing activities		(82,968)	(10,679)	(10,048,432)
Financing activities
Proceeds from issue of shares		44,112,133	5,677,749	10,000,100
Capital reserves from shareholders		(6,364,143)	(819,140)	16,364,143
Repayment to bank loans		(573,491)	(73,815)	(676,972)
Proceeds from bank loans
Deferred offering costs		18,758,367	2,414,422	(18,758,367)
Advanced from a director		544,738	70,114	(1,749,007)
Advanced from related parties		640,738	82,470
Other loans granted		1,079,060	138,888
Repayment to other loans		(223,020)	(28,705)
Borrowings to shareholders				(100)
Repayment from a director				1,806,585
Principal payment for obligation under finance lease		(126,059)	(16,225)	(111,744)
Cash provided by (used in) financing activities		57,848,323	7,445,758	6,874,638
Net increase (decreased) in cash		38,166,314	4,912,452	1,123,105
Cash as of beginning of the year/ period		3,629,347	467,140	2,506,242
Cash as of the end of the year/ period	$ 2,506,242	41,795,661	5,379,592	3,629,347	3,629,347
Supplementary Cash Flows Information
Cash paid for interest		102,158	13,149	74,587
Cash paid for taxes		73,378	9,445	19,149
Non-cash transaction
Lease liabilities arising from obtaining right-of-use assets		1,585,685	204,096
Provision for income tax				270,466
Operating cash payments for operating leases		124,035	15,965	460,800
Operating cash payments for finance leases		9,226	1,187	14,316
Financing cash payments for finance leases		$ 116,834	$ 15,038	111,744
Predecessor
Operating activities
Net loss	(156,387)				(156,387)	$ (2,663,554)
Adjustments to reconcile net loss to net cash operating activities:
Depreciation						6,429
Amortization of intangible assets
Amortization of right-of-use asset – finance lease						131,159
Amortization of right-of-use asset – operating lease
Goodwill impairment
Interest for finance lease
Non cash lease expense						150,640
Loss on disposal on property and equipment
(Reversed) allowance for doubtful account						313,362
Changes in operating assets and liabilities:
Accounts receivable	(32,828)					69,138
Prepayment and deposit						(119,548)
Accrued expenses and other liabilities	(452,715)					409,762
Advance from customers						165,000
Lease liability						(188,717)
Contract liabilities	365,328					4,666,012
Income taxes payable
Deferred cost of revenue						(1,377,776)
Cash (used in) provided by operating activities	(276,602)					1,561,907
Investing activities
Purchase of property and equipment						(25,455)
Repayment from a related party						404,182
Payment to acquire right of use assets-operating lease
Net cash used to acquire subsidiaries in business combinations
Cash (used in) provided by investing activities						378,727
Financing activities
Proceeds from issue of shares
Capital reserves from shareholders
Repayment to bank loans						(431,746)
Proceeds from bank loans
Deferred offering costs
Advanced from a director						(38,000)
Advanced from related parties
Other loans granted
Repayment to other loans
Borrowings to shareholders
Repayment from a director	(18,966)
Principal payment for obligation under finance lease						(106,869)
Cash provided by (used in) financing activities	(18,966)					(576,615)
Net increase (decreased) in cash	(295,568)					1,364,019
Cash as of beginning of the year/ period	2,801,810			$ 2,506,242	$ 2,801,810	1,437,791
Cash as of the end of the year/ period	2,506,242					2,801,810
Supplementary Cash Flows Information
Cash paid for interest						105,854
Cash paid for taxes						73,323
Non-cash transaction
Lease liabilities arising from obtaining right-of-use assets
Provision for income tax
Operating cash payments for operating leases						190,000
Operating cash payments for finance leases						19,191
Financing cash payments for finance leases						$ 106,869